CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Profit for the period	$ 4,672,081	$ 7,566,553
Adjustments to reconcile loss to net cash flows
Income tax	1,204,655	5,050,749
Finance results	19,868,676	14,559,272
Depreciation of property, plant and equipment	989,524	1,084,831
Amortization of intangible assets	1,103,069	992,292
Depreciation of leased assets	308,030
Share-based incentive and stock options	1,867,334	8,921
Share of profit or loss of joint ventures and associates	(1,298,505)	(812,593)
Loss of control of subsidiaries		(10,591)
Provisions for contingencies	(8,134)	(6,159)
Allowance for impairment of trade debtors	1,120,787	(12,223)
Allowance for obsolescence	524,264	183,272
Initial recognition and changes in the fair value of biological assets	(719,343)
Gain or loss on sale of equipment and intangible assets	63,837	8,953
Working capital adjustments
Trade receivables	(21,614,137)	(28,356,963)
Other receivables	(2,813,836)	2,826,327
Income and minimum presumed income taxes	2,253,460	2,353,086
Inventories	(5,867,564)	(4,762,715)
Trade and other payables	11,334,503	3,685,444
Employee benefits and social security	(634,278)	807,486
Deferred revenue and advances from customers	3,348,229	233,737
Government grants	(4,470)	(19,349)
Interest collected	2,158,848	207,817
Inflation effects on working capital adjustments	(11,575,594)	(7,488,269)
Net cash flows generated by (using in) operating activities	6,281,436	(1,900,122)
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment	17,071	16,432
Investment in joint ventures and associates and associates		(127,728)
Purchases of property, plant and equipment	(1,007,253)	(1,369,143)
Capitalized development expenditures	(504,122)	(47,552)
Purchases of intangible assets	(98,308)	(21,184)
Net cash flows used in investing activities	(1,592,612)	(1,549,175)
FINANCING ACTIVITIES
Proceeds from borrowings	55,536,625	37,766,624
Repayment of borrowings and interest payments	(54,939,806)	(37,099,366)
(Decrease)/Increase bank overdraft and other short-term borrowings	(1,086,208)	5,596,390
Other financial proceeds or payments, net	2,018,181	(1,057,450)
Leased assets payments	(243,414)
Net cash flows generated by financing activities	1,285,378	5,206,198
Net (decrease) increase in cash and cash equivalents	5,974,202	1,756,901
Inflation effects on cash and cash equivalents	(99,554)	(477,540)
Cash and cash equivalents as of beginning of the year	3,450,873	2,215,103
Effect of exchange rate changes on cash and equivalents	1,243,337	756,690
Cash and cash equivalents as of the end of the year	$ 10,568,858	$ 4,251,154